UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  April 30, 2009

Item 1. Reports to Stockholders.

HENNESSY FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2009

Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Growth Fund, Series II
Hennessy Focus 30 Fund
Hennessy Cornerstone Value Fund
Hennessy Total Return Fund
Hennessy Balanced Fund

Contents

Letter to shareholders	1
Summaries of investments
Hennessy Cornerstone Growth Fund	7
Hennessy Cornerstone Growth Fund, Series II	12
Hennessy Focus 30 Fund	17
Hennessy Cornerstone Value Fund	21
Hennessy Total Return Fund	25
Hennessy Balanced Fund	28
Financial statements
Statements of assets and liabilities	32
Statements of operations	34
Statements of changes in net assets	36
Financial highlights
Hennessy Cornerstone Growth Fund	40
Hennessy Cornerstone Growth Fund, Series II	42
Hennessy Focus 30 Fund	44
Hennessy Cornerstone Value Fund	46
Hennessy Total Return Fund	48
Hennessy Balanced Fund	50
Statement of cash flows – Hennessy Total Return Fund	52
Notes to the financial statements	53
Expense example	62
Proxy voting policy	64
Board approval of continuation
of investment advisory agreement	65

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LETTER TO SHAREHOLDERS
June, 2009

Dear Hennessy Funds Shareholder:

During the six-month period ending April 30, 2009, the financial markets experienced some of their darkest days in recent history, but also saw the beginning of a significant rebound. During my 30 years in the financial industry, I have never seen the kind of crisis of confidence that we experienced at the end of February/beginning of March. As retirement account balances and home values plummeted, even the most disciplined, long-term investors had simply had enough and began moving their money to the sidelines. For me, that signaled a turning point and suggested that the markets and consumer confidence had hit bottom. The markets hit their lows on March 9th, and we have seen steady improvement since.

I believe that the recovery actually began in November with the first injection of government TARP (Troubled Asset Relief Program) spending and that the lows the market hit in March are behind us. As in any type of recovery, it will take time.  I use the analogy of putting a cast on a broken bone; the fix is in place but it will be a slow and painful healing process.

I foresee steady economic growth in the coming months. It seems that many people have the perception that the majority of companies are losing money, but our analysis shows that is simply not the case.  I believe that companies are taking the opportunity, while their stock prices have been driven down, to become as lean as possible so that any increase in revenue will fall to the bottom line and increase profitability. A full recovery may take longer than some would hope, but I believe that the growth we will experience will be based on solid, tangible business results and, most importantly, it will be sustainable. It is my opinion that investors learned an important lesson about leverage and will resume investing in high quality stocks and mutual funds as confidence in the markets is restored.

Funds Performance Review

The Hennessy Cornerstone Growth Fund returned -8.86% for the six-month period ending 4/31/09, slightly underperforming its benchmark index, the Russell 2000, which returned -8.40%. The fund’s relative performance was helped by positive sector allocation decisions, including overweighting Consumer Discretionary stocks and

HENNESSY FUNDS                         1-800-966-4354

Average Annual Total Return (as of April 30, 2009)
Original Class Shares
	Six months	One Year	Three Year	Five Year	Ten Year
	ending	Annualized	Annualized	Annualized	Annualized	Since
Fund (Inception date)	4/30/09	Return	Return	Return	Return	Inception
Cornerstone Growth
Fund (11/1/96)	-8.86%	-39.65%	-22.47%	-4.70%	5.31%	6.73%
Russell 2000 Index	-8.40%	-30.74%	-12.72%	-1.45%	2.53%	4.28%

Cornerstone Growth
Fund, Series II (7/1/05)	-5.02%	-49.07%	-27.71%	n/a	n/a	-17.47%
Russell 2000 Growth Index	-3.77%	-30.36%	-12.10%	n/a	n/a	-4.66%

Focus 30 Fund (9/17/03)	-5.99%	-36.53%	-12.80%	3.76%	n/a	4.36%
S&P 400 Mid-cap Index	-0.18%	-31.84%	-9.95%	0.56%	n/a	2.52%

Cornerstone Value
Fund (11/1/96)	-3.78%	-37.48%	-13.20%	-4.39%	-0.83%	2.18%
Russell 1000 Value Index	-13.27%	-39.21%	-13.21%	-2.50%	-0.50%	4.57%

Total Return
Fund (7/29/98)	-13.69%	-32.53%	-9.18%	-3.69%	-1.22%	-0.08%
Dow Jones
Industrial Average	-10.78%	-34.19%	-8.05%	-2.00%	-0.61%	1.34%

Balanced Fund (3/8/96)	-7.63%	-22.11%	-4.85%	-2.08%	-0.55%	2.38%
Dow Jones
Industrial Average	-10.78%	-34.19%	-8.05%	-2.00%	-0.61%	5.27%
S&P 500 Index	-8.53%	-35.31%	-10.76%	-2.70%	-2.48%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

The total annual operating expenses of the Original Class shares of the Funds are as follow: Cornerstone Growth Fund = 1.25%; Cornerstone Growth Fund, Series II = 1.37%; Focus 30 Fund = 1.27%; Cornerstone Value = 1.20%; Total Return Fund = 2.36% gross/1.20% net of interest expense; and Balanced Fund = 1.56%.

All performance shown is net of fees and expenses.

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LETTER TO SHAREHOLDERS

underweighting Financials. Performance was hampered by weaker security selection in the Information Technology sector. One of the best performers prior to the rebalance (which took place in the winter) was Consumer Discretionary stock, Sony Corp. After the rebalance some of the better performers included Consumer Discretionary stocks Aaron’s Inc. and Hot Topic. Some of the weaker performers included Information Technology stocks NCI Inc. and ManTech International.

The Hennessy Cornerstone Growth Fund, Series II returned -5.02% for the six-month period ending 4/31/09, underperforming its benchmark index, the Russell 2000 Growth, which returned -3.77%, but outperforming the S&P 500 Index. The relative performance of the fund is attributable in part to avoiding Financial stocks completely; the fund was able to avoid the carnage in the Financial sector in the last two months of the year and early in 2009. In addition, a major positive contributor to the fund’s performance was superior security selection in the Energy sector. Among the best performing Energy stocks in the portfolio were Interoil Corp. (+123% for the period) and Englobal (+31%). These positive contributors offset weaker security selection in Information Technology, where poor performers, such as UT Starcom (-51%), The Hackett Group (-25%), and Mantech International (-33%) offset good performers in the sector, such as Multi-Fineline Electronix (+72%) and Western Digital (+43%).

The Hennessy Focus 30 Fund returned -5.99% for the six-month period ending 4/31/09, underperforming its benchmark index, the S&P 400 Mid-cap, which returned -0.18%, but outperforming the S&P 500. The fund’s relative performance was affected by a number of factors, however, there were some common themes in the performance trends vs. both of the indices. The fund benefited from overweighting Consumer Discretionary stocks relative to both benchmarks, with the fund having a 34.06% weighting vs. 8.42% and 14.56% weightings in the S&P 500 and the S&P 400 index, respectively.  Some of the best performers in the portfolio from that sector were AutoZone (+31% for the six-month period), Panera Bread (+24), Rent-a-center (+32%), Aeropostale (+40%) and Sally Beauty Holdings (+46%). Security selection in the Information Technology sector hampered performance of the fund, particularly Mantech, which returned -33% for the period.

The Hennessy Cornerstone Value Fund returned -3.78% for six-month period ending 4/30/09, significantly outperforming its benchmark index, the Russell 1000 Value, which returned -13.27%, as well as the S&P 500. The fund’s relative performance was almost entirely due to superior security selection, specifically in the Consumer Staples and Information Technology sectors, which helped to offset an underweight position in Information Technology, which outperformed the broader

HENNESSY FUNDS                         1-800-966-4354

benchmarks. Two strong Information Technology stocks in the portfolio were Taiwan Semiconductor and AU Optronics, which returned +28% and +57%, respectively for the period. Within the Consumer Staples sector, Supervalu (+15%) offset the weaker performing stocks in that sector in the portfolio.

The Hennessy Total Return Fund returned -13.69% for the six-month period ending 4/30/09, underperforming its benchmark index, the Dow Jones Industrial Average, which returned -10.78% for the period. The portfolio contained stocks that performed well during the period, including Home Depot (+12%) and IBM (+11%), however performance of the fund was negatively impacted by Citigroup (-78%), Bank of America (-63%), and General Motors (-67%).

The Hennessy Balanced Fund returned -7.63% for the six-month period ending 4/30/09, outperforming both the Dow Jones Industrial Average and the S&P 500 for the period.  As with the Total Return Fund, the performance of the Balanced Fund was helped by holding strong Dogs of the Dow stocks Home Depot and IBM, but hurt by Citigroup, Bank of America and General Motors. The outperformance versus the indices can primarily be attributed to the fund’s 50% allocation to U.S. Treasury Bills, which performed especially well in the latter part of 2008, as risk aversion peaked amongst investors.

Corrections are always painful, and I understand that the magnitude of the most recent market downturn has left investors feeling overwhelmed and distraught.  I do, however, believe that historical performance data has shown how patience, discipline and a long-term investing view can be rewarded, particularly now. Some of the savviest investors know that when things look bleakest, it may be a good time to buy rather than sell. I believe it is an opportune time to consider putting long-term money to work in the market.

We vigilantly maintain our focus on the long-term, and on building value for our shareholders. At Hennessy Funds, we believe in servicing our shareholders directly, so that we can provide instant answers to shareholder questions and concerns. Please don’t hesitate to contact us at 800-966-4354 if we can answer any questions or can be of service.

Best regards,

Neil J. Hennessy
Portfolio Manager & Chief Investment Officer
Hennessy Funds

WWW.HENNESSYFUNDS.COM

LETTER TO SHAREHOLDERS

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risk and differences in accounting methods.

The Hennessy Total Return and Balanced Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund, making it more exposed to individual stock volatility than a diversified fund.

References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the Schedule of Investments within this semi-annual report for additional portfolio information, including percentages of holdings.

The S&P 500 and Dow Jones Industrial Average are unmanaged indices commonly used to measure the performance of U.S. stocks.  The Russell 2000 and Russell 2000 Growth Indices are unmanaged indices commonly used to measure the performance of small cap stocks, while the Russell 1000 Value index measures performance of large cap stocks.  The S&P 400 Mid-cap Index is an unmanaged index commonly used to measure the performance of mid-cap stocks. One cannot invest directly in an index.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

Current and future holdings are subject to risk.

HENNESSY FUNDS                         1-800-966-4354

(This Page Intentionally Left Blank.)

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SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND

Summaries of Investments

The following summaries of investment portfolios are designed to help investors better understand each fund’s principal holdings.  Each summary is as of April 30, 2009 (Unaudited).

HENNESSY CORNERSTONE GROWTH FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Netflix, Inc.	3.26%
American Italian Pasta Co.	3.03%
HOT Topic, Inc.	2.85%
Family Dollar Stores, Inc.	2.75%
Aaron’s, Inc.	2.72%
AutoZone, Inc.	2.58%
Beacon Roofing Supply, Inc.	2.47%
Carter’s, Inc.	2.39%
Applied Signal Technology, Inc.	2.38%
Stifel Financial Corp.	2.32%

HENNESSY FUNDS                         1-800-966-4354

COMMON STOCKS – 98.33%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 26.99%
Aaron’s, Inc.	197,300	$6,621,388	2.72%
AutoZone, Inc. (a)	37,700	6,272,903	2.58%
Carter’s, Inc. (a)	272,700	5,830,326	2.39%
Dollar Tree, Inc. (a)	126,000	5,334,840	2.19%
Family Dollar Stores, Inc.	201,500	6,687,785	2.75%
FGX International Holdings Ltd. (a)(b)	386,100	4,447,872	1.83%
HOT Topic, Inc. (a)	566,700	6,936,408	2.85%
Monro Muffler, Inc.	206,000	5,143,820	2.11%
National Presto Industries, Inc.	68,200	4,859,932	2.00%
Netflix, Inc. (a)	175,700	7,960,967	3.26%
Panera Bread Co. (a)	100,600	5,634,606	2.31%
		65,730,847	26.99%

Consumer Staples – 4.44%
American Italian Pasta Co. (a)	235,100	7,391,544	3.03%
Nash Finch Co.	117,000	3,426,930	1.41%
		10,818,474	4.44%

Energy – 2.22%
World Fuel Services Corp.	142,000	5,414,460	2.22%

Financials – 7.50%
Amerisafe, Inc. (a)	255,900	3,930,624	1.61%
First Bancorp Puerto Rico (b)	471,500	2,597,965	1.07%
Nelnet, Inc. (a)	366,600	2,210,598	0.91%
Odyssey Re Holdings Corp.	101,400	3,882,606	1.59%
Stifel Financial Corp. (a)	114,600	5,641,758	2.32%
		18,263,551	7.50%

Health Care – 11.29%
Cantel Medical Corp. (a)	360,230	5,090,050	2.09%
Emergency Medical Services Corp. (a)	143,500	4,999,540	2.05%
Ensign Group, Inc.	313,800	4,863,900	2.00%
Gentiva Health Services, Inc. (a)	179,500	2,859,435	1.17%
PSS World Medical, Inc. (a)	279,100	4,052,532	1.66%
SXC Health Solutions Corp. (a)(b)	281,400	5,636,442	2.32%
		27,501,899	11.29%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Industrials – 26.66%
Aaon, Inc.	251,600	$4,901,168	2.01%
Aceto Corp.	527,100	3,768,765	1.55%
Aecom Technology Corp. Delaware (a)	170,900	4,397,257	1.81%
Applied Signal Technology, Inc.	292,800	5,785,728	2.38%
Beacon Roofing Supply, Inc. (a)	378,500	6,018,150	2.47%
Corinthian Colleges, Inc. (a)	320,900	4,941,860	2.03%
Granite Construction, Inc.	119,600	4,718,220	1.94%
Insituform Technologies, Inc. (a)	266,800	4,090,044	1.68%
Michael Baker Corp. (a)	142,700	4,794,720	1.97%
SAIC, Inc. (a)	269,700	4,881,570	2.00%
Stanley, Inc. (a)	145,000	3,738,100	1.54%
Tetra Tech, Inc. (a)	217,500	5,341,800	2.19%
Trex Co., Inc. (a)	319,100	3,494,145	1.43%
VSE Corp.	135,500	4,050,095	1.66%
		64,921,622	26.66%

Information Technology – 8.92%
CACI International, Inc. – Class A (a)	116,500	4,607,575	1.89%
CSG Systems International (a)	300,700	4,360,150	1.79%
ManTech International Corp. – Class A (a)	96,900	3,506,811	1.44%
NCI, Inc. (a)	174,300	4,245,948	1.74%
Viasat, Inc. (a)	218,100	5,014,119	2.06%
		21,734,603	8.92%

Materials – 1.51%
Zep, Inc.	272,000	3,680,160	1.51%

Utilities – 8.80%
The Laclede Group, Inc.	112,100	3,887,628	1.60%
New Jersey Resources Corp.	133,500	4,394,820	1.80%
NSTAR	144,000	4,523,040	1.86%
Piedmont Natural Gas Co.	165,900	4,051,278	1.66%
South Jersey Industries, Inc.	131,800	4,574,778	1.88%
		21,431,544	8.80%

Total Common Stocks (Cost $260,284,119)		$239,497,160	98.33%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                         1-800-966-4354

SHORT-TERM INVESTMENTS – 1.68%	Principal		% of
	Amount	Value	Net Assets
Commercial Paper – 0.10%
Intesa Funding, 05/01/2009	$250,000	$250,000	0.10%

Total Commercial Paper (Cost $250,000)		250,000	0.10%

Variable Rate Demand Notes# – 0.52%
American Family Financial Services 0.1001%	1,274,379	1,274,379	0.52%
Total Variable Rate Demand Notes
(Cost $1,274,379)		1,274,379	0.52%

Money Market Funds – 1.06%
Fidelity Government Portfolio 0.3877%	2,569,287	2,569,287	1.06%

Total Money Market Funds
(Cost $2,569,287)		2,569,287	1.06%

Total Short-Term Investments
(Cost $4,093,666)		4,093,666	1.68%

Total Investments – 100.01%
(Cost $264,377,785)		243,590,826	100.01%

Liabilities in Excess of Other Assets – (0.01)%		(24,385)	(0.01)%
TOTAL NET ASSETS – 100.00%		$243,566,441	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2009.

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments,  which are summarized as follows:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

Description	Investments in Securities
Level 1 – Quoted prices in active markets for identical securities	$242,066,447
Level 2 – Other significant observable inputs	1,524,379
Level 3 – Significant unobservable inputs	—
Total	$243,590,826

HENNESSY FUNDS                         1-800-966-4354

HENNESSY CORNERSTONE
GROWTH FUND, SERIES II
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Interoil Corp.	4.09%
NCI, Inc.	3.96%
America’s Car Mart, Inc.	3.37%
Stepan Co.	3.23%
The Laclede Group, Inc.	3.20%
Hanger Orthopedic Group, Inc.	3.14%
Cal-Maine Foods, Inc.	3.06%
Flowers Foods, Inc.	3.03%
Aecom Technology Corp. Delaware	2.95%
Stanley, Inc.	2.86%

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

COMMON STOCKS – 99.16%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 9.79%
America’s Car Mart, Inc. (a)	60,800	$986,176	3.37%
Exide Technologies (a)	65,000	352,950	1.21%
Hasbro, Inc.	30,500	813,130	2.78%
Overstock.com, Inc. (a)	42,000	566,160	1.93%
Stoneridge, Inc. (a)	63,900	147,609	0.50%
		2,866,025	9.79%

Consumer Staples – 6.09%
Cal-Maine Foods, Inc.	33,800	894,686	3.06%
Flowers Foods, Inc.	38,400	887,040	3.03%
		1,781,726	6.09%

Energy – 16.14%
Enbridge, Inc. (b)	25,200	777,420	2.65%
Gulf Island Fabrication, Inc.	22,300	288,562	0.99%
Hess Corp.	8,600	471,194	1.61%
Interoil Corp. (a)(b)	37,100	1,197,959	4.09%
Murphy Oil Corp.	11,100	529,581	1.81%
Oil States International, Inc. (a)	17,200	325,080	1.11%
PHI, Inc. (a)	27,100	306,772	1.05%
Statoil ASA – ADR (b)	29,200	543,120	1.86%
Willbros Group, Inc. (a)	24,900	285,354	0.97%
		4,725,042	16.14%

Health Care – 3.14%
Hanger Orthopedic Group, Inc. (a)	66,100	919,451	3.14%

Industrials – 18.29%
Aecom Technology Corp. Delaware (a)	33,500	861,955	2.95%
Clean Harbors, Inc. (a)	15,300	766,530	2.62%
EnerSys (a)	31,800	542,190	1.85%
ENGlobal Corp. (a)	76,500	441,405	1.51%
Fluor Corp.	11,700	443,079	1.51%
Metalico, Inc. (a)	62,200	143,060	0.49%
Reliance Steel & Aluminum Co.	14,100	496,743	1.70%
Ryder System, Inc.	15,800	437,502	1.49%
SPX Corp.	8,300	383,211	1.31%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                         1-800-966-4354

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Industrials (Continued)
Stanley, Inc. (a)	32,500	$837,850	2.86%
		5,353,525	18.29%

Information Technology – 16.86%
Celestica, Inc. (a)(b)	129,300	764,163	2.61%
Hackett Group, Inc. (a)	189,800	427,050	1.46%
ManTech International Corp. – Class A (a)	22,600	817,894	2.79%
Multi-Fineline Electronix, Inc. (a)	39,400	790,758	2.70%
NCI, Inc. (a)	47,600	1,159,536	3.96%
UTStarcom, Inc. (a)	199,200	233,064	0.80%
Western Digital Corp. (a)	31,600	743,232	2.54%
		4,935,697	16.86%

Materials – 17.16%
Airgas, Inc.	18,700	806,344	2.75%
AK Steel Holding Corp.	16,100	209,461	0.72%
Arcelor Mittal – ADR (b)	11,200	264,096	0.90%
Celanese Corp.	24,400	508,496	1.74%
General Steel Holdings, Inc. (a)	69,400	403,908	1.38%
Gerdau Ameristeel Corp. (b)	56,500	295,495	1.01%
Innophos Holdings, Inc.	34,100	505,703	1.73%
Olympic Steel, Inc.	14,400	264,096	0.90%
Schnitzer Steel Industries, Inc.	9,500	470,820	1.61%
Steel Dynamics, Inc.	27,900	347,355	1.19%
Stepan Co.	23,900	945,723	3.23%
		5,021,497	17.16%

Utilities – 11.69%
The Laclede Group, Inc.	27,000	936,360	3.20%
MDU Resources Group, Inc.	31,300	549,941	1.88%
Otter Tail Corp.	28,100	623,258	2.13%
TECO Energy, Inc.	50,700	536,913	1.84%
Vectren Corp.	34,900	773,733	2.64%
		3,420,205	11.69%

Total Common Stocks (Cost $50,900,868)		29,023,168	99.16%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

WARRANTS – 0.00%	Number		% of Net
	of Shares	Value	Assets
Krispy Kreme Doughnuts, Inc.
Expiration: March, 2012,
Exercise Price: $0.110 (a)	984	$10	0.00%

Total Warrants (Cost $0)		10	0.00%

SHORT-TERM INVESTMENTS – 0.84%	Principal
	Amount
Commercial Paper – 0.47%
Intesa Funding, 05/01/2009	$138,000	138,000	0.47%

Total Commercial Paper (Cost $138,000)		138,000	0.47%

Variable Rate Demand Notes# – 0.37%
American Family Financial Services 0.1001%	108,618	108,618	0.37%

Total Variable Rate Demand Notes
(Cost $108,618)		108,618	0.37%

Total Short-Term Investments
(Cost $246,618)		246,618	0.84%

Total Investments – 100.00%
(Cost $51,147,486)		29,269,796	100.00%

Liabilities in Excess of Other Assets – 0.00%		(800)	0.00%
TOTAL NET ASSETS – 100.00%		$29,268,996	100.00%

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2009.

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments,  which are summarized as follows:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

HENNESSY FUNDS                         1-800-966-4354

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

Description	Investments in Securities
Level 1 – Quoted prices in active markets for identical securities	$29,023,178
Level 2 – Other significant observable inputs	246,618
Level 3 – Significant unobservable inputs	—
Total	$29,269,796

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY FOCUS 30 FUND

HENNESSY FOCUS 30 FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
AutoZone, Inc.	5.86%
Aeropostale, Inc.	4.72%
Ross Stores, Inc.	4.67%
Panera Bread Co.	4.56%
Stifel Financial Corp.	4.44%
Odyssey Re Holding, Corp.	4.39%
Corinthian Colleges, Inc.	4.23%
Tetra Tech, Inc.	3.99%
Ralcorp Holdings, Inc.	3.92%
Lennox International, Inc.	3.86%

HENNESSY FUNDS                         1-800-966-4354

COMMON STOCKS – 99.57%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 33.31%
Aeropostale, Inc. (a)	231,100	$7,850,467	4.72%
ArvinMeritor, Inc.	488,400	605,616	0.37%
AutoZone, Inc. (a)	58,600	9,750,454	5.86%
Hasbro, Inc.	209,600	5,587,936	3.36%
Panera Bread Co. (a)	135,400	7,583,754	4.56%
Rent-A-Center, Inc. (a)	318,300	6,127,275	3.68%
Ross Stores, Inc.	204,700	7,766,318	4.67%
Sally Beauty Holdings, Inc. (a)	767,800	5,681,720	3.42%
Snap-On, Inc.	131,100	4,446,912	2.67%
		55,400,452	33.31%

Consumer Staples – 6.62%
The Estee Lauder Cos., Inc.	150,400	4,496,960	2.70%
Ralcorp Holdings, Inc. (a)	114,100	6,521,956	3.92%
		11,018,916	6.62%

Financials – 13.43%
Hanover Insurance Group, Inc.	150,200	4,502,996	2.71%
Odyssey Re Holdings Corp.	190,700	7,301,903	4.39%
Raymond James Financial, Inc.	200,300	3,142,707	1.89%
Stifel Financial Corp. (a)	150,200	7,394,346	4.44%
		22,341,952	13.43%

Health Care – 8.55%
LifePoint Hospitals, Inc. (a)	230,200	5,950,670	3.58%
Owens & Minor, Inc.	159,200	5,521,056	3.32%
Tenet Healthcare Corp. (a)	1,224,100	2,754,225	1.65%
		14,225,951	8.55%

Industrials – 25.99%
AO Smith Corp.	171,800	5,341,262	3.21%
Brady Corp.	203,300	4,283,531	2.57%
Corinthian Colleges, Inc. (a)	456,900	7,036,260	4.23%
HUB Group, Inc. (a)	183,500	4,220,500	2.54%
Lennox International, Inc.	201,100	6,413,079	3.86%
Pentair, Inc.	194,100	5,170,824	3.11%
Teledyne Technologies, Inc. (a)	129,000	4,118,970	2.48%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY FOCUS 30 FUND

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Industrials (Continued)
Tetra Tech, Inc. (a)	270,500	$6,643,480	3.99%
		43,227,906	25.99%

Materials – 2.94%
Greif, Inc.	107,900	4,884,633	2.94%

Technology – 2.83%
ManTech International Corp. – Class A (a)	130,200	4,711,938	2.83%

Utilities – 5.90%
Hawaiian Electric Industries	269,800	4,192,692	2.52%
Piedmont Natural Gas Co.	230,500	5,628,810	3.38%
		9,821,502	5.90%

Total Common Stocks (Cost $225,209,722)		165,633,250	99.57%

WARRANTS – 0.00%
Lantronix Inc. Warrant Ω
Expiration: February, 2011,
Exercise Price: $0.850	158	0	0.00%

Total Warrants (Cost $0)		0	0.00%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                         1-800-966-4354

SHORT-TERM INVESTMENTS – 0.50%	Principal		% of Net
	Amount	Value	Assets
Commercial Paper – 0.48%
Intesa Funding, 05/01/2009	$800,000	$800,000	0.48%

Total Commercial Paper (Cost $800,000)		800,000	0.48%

Variable Rate Demand Notes# – 0.01%
American Family Financial Services, Inc., 0.1001%	17,600	17,600	0.01%

Total Variable Rate Demand Notes
(Cost $17,600)		17,600	0.01%

Money Market Funds – 0.01%
Fidelity Government Portfolio, 0.3877%	20,289	20,289	0.01%

Total Money Market Funds
(Cost $20,289)		20,289	0.01%

Total Short-Term Investments
(Cost $837,889)		837,889	0.50%

Total Investments – 100.07%
(Cost $226,047,611)		166,471,139	100.07%

Liabilities in Excess of Other Assets – (0.07)%		(128,278)	(0.07)%
TOTAL NET ASSETS – 100.00%		$166,342,861	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2009.
Ω	Security is fair valued.

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments,  which are summarized as follows:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

Description	Investments in Securities
Level 1 – Quoted prices in active markets for identical securities	$165,653,539
Level 2 – Other significant observable inputs	817,600
Level 3 – Significant unobservable inputs	—
Total	$166,471,139

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE VALUE FUND

HENNESSY CORNERSTONE VALUE FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Rio Tinto PLC	4.44%
AU Optronics Corp.	3.28%
Macy’s, Inc.	2.81%
Taiwan Semiconductor Manufacturing Co., Ltd. – ADR	2.78%
Credit Suisse Group	2.73%
Southern Copper Corp.	2.67%
Morgan Stanley	2.66%
Supervalu, Inc.	2.56%
CNOOC, Ltd.	2.56%
Harley-Davidson, Inc.	2.36%

HENNESSY FUNDS                         1-800-966-4354

COMMON STOCKS – 97.44%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 16.82%
CBS Corp. – Class B	205,200	$1,444,608	1.68%
DaimlerChrysler AG (b)	51,000	1,820,700	2.12%
Harley-Davidson, Inc.	91,400	2,025,424	2.36%
Koninklijke Philips Electronics NV – ADR (b)	94,000	1,690,120	1.97%
Limited Brands	162,400	1,854,608	2.16%
Macy’s, Inc.	176,100	2,409,048	2.81%
Newell Rubbermaid, Inc.	116,400	1,216,380	1.42%
Starwood Hotels & Resorts Worldwide	94,500	1,971,270	2.30%
		14,432,158	16.82%

Consumer Staples – 6.10%
Altria Group, Inc.	101,100	1,650,963	1.92%
Reynolds American, Inc.	36,500	1,386,270	1.62%
Supervalu, Inc.	134,200	2,194,170	2.56%
		5,231,403	6.10%

Energy – 12.21%
BP PLC – ADR (b)	34,800	1,477,608	1.72%
CNOOC Ltd. – ADR (b)	19,700	2,193,595	2.55%
Enterprise Products Partners LP	76,500	1,804,635	2.10%
ENI SpA – ADR (b)	36,700	1,566,723	1.83%
Sasol Ltd. – ADR (b)	61,500	1,851,765	2.16%
Total SA – ADR (b)	32,000	1,591,040	1.85%
		10,485,366	12.21%

Financials – 16.87%
Allianz AG – ADR (b)	173,700	1,573,722	1.83%
The Allstate Corp.	56,100	1,308,813	1.53%
Bank of America Corp.	99,500	888,535	1.04%
BB&T Corp.	52,000	1,213,680	1.41%
Credit Suisse Group – ADR (b)	61,200	2,342,736	2.73%
Hartford Financial Services Group, Inc.	104,000	1,192,880	1.39%
HSBC Holdings PLC – ADR (b)	28,500	1,014,600	1.18%
Morgan Stanley	96,500	2,281,260	2.66%
Sun Life Financial, Inc. (b)	73,500	1,706,670	1.99%
US Bancorp	52,500	956,550	1.11%
		14,479,446	16.87%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE VALUE FUND

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Health Care – 4.64%
Bristol-Myers Squibb Co.	71,400	$1,370,880	1.60%
Merck & Co., Inc.	57,300	1,388,952	1.62%
Pfizer, Inc.	91,600	1,223,776	1.42%
		3,983,608	4.64%

Industrials – 7.69%
General Electric Co.	85,000	1,075,250	1.25%
Masco Corp.	149,000	1,320,140	1.54%
Pitney Bowes, Inc.	64,500	1,582,830	1.84%
RR Donnelley & Sons Co.	126,300	1,471,395	1.72%
Textron, Inc.	107,400	1,152,402	1.34%
		6,602,017	7.69%

Information Technology – 6.06%
AU Optronics Corp. – ADR (b)	259,300	2,813,405	3.28%
Taiwan Semiconductor
Manufacturing Co., Ltd. – ADR (b)	225,700	2,385,649	2.78%
		5,199,054	6.06%

Materials – 18.36%
Alcoa, Inc.	186,100	1,687,927	1.97%
Arcelor Mittal – ADR (b)	71,400	1,683,612	1.96%
The Dow Chemical Co.	79,800	1,276,800	1.49%
EI Du Pont de Nemours & Co.	62,900	1,754,910	2.05%
International Paper Co.	137,100	1,735,686	2.02%
Rio Tinto PLC – ADR (b)	23,400	3,813,030	4.44%
Southern Copper Corp.	123,600	2,295,252	2.67%
Weyerhaeuser Co.	42,900	1,512,654	1.76%
		15,759,871	18.36%

Telecommunication Services – 8.69%
AT&T, Inc.	53,900	1,380,918	1.61%
Deutsche Telekom AG – ADR (b)	103,500	1,126,080	1.31%
Mobile Telesystems – ADR (a)(b)	56,100	1,859,154	2.17%
Verizon Communications, Inc.	45,700	1,386,538	1.62%
Vimpel-Communications – ADR (b)	180,600	1,701,252	1.98%
		7,453,942	8.69%

Total Common Stocks (Cost $95,867,773)		83,626,865	97.44%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                         1-800-966-4354

SHORT-TERM INVESTMENTS – 2.25%	Principal		% of Net
	Amount	Value	Assets
Commercial Paper – 1.75%
Intesa Funding, 05/01/2009	$1,500,000	$1,500,000	1.75%

Total Commercial Paper (Cost $1,500,000)		1,500,000	1.75%

Variable Rate Demand Notes# – 0.50%
American Family Financial Services 0.1001%	433,486	433,486	0.50%

Total Variable Rate Demand Notes
(Cost $433,486)		433,486	0.50%

Total Short-Term Investments
(Cost $1,933,486)		1,933,486	2.25%

Total Investments – 99.69%
(Cost $97,801,259)		85,560,351	99.69%

Other Assets in Excess of Liabilities – 0.31%		263,575	0.31%
TOTAL NET ASSETS – 100.00%		$85,823,926	100.00%

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2009.

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments,  which are summarized as follows:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

Description	Investments in Securities
Level 1 – Quoted prices in active markets for identical securities	$83,626,865
Level 2 – Other significant observable inputs	1,933,486
Level 3 – Significant unobservable inputs	—
Total	$85,560,351

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY TOTAL RETURN FUND

HENNESSY TOTAL RETURN FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Verizon Communications, Inc.	9.05%
AT&T, Inc.	8.47%
EI Du Pont de Nemours & Co.	7.81%
Pfizer, Inc.	7.24%
Merck & Co., Inc.	6.23%
General Electric Co.	5.53%
J.P. Morgan Chase & Co.	4.91%
Alcoa, Inc.	4.28%
Caterpillar, Inc.	3.71%
American Express Co.	3.27%

HENNESSY FUNDS                         1-800-966-4354

COMMON STOCKS – 71.91%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 3.13%
General Motors Corp.	71,000	$136,320	0.29%
Home Depot, Inc.	51,000	1,342,320	2.84%
		1,478,640	3.13%

Consumer Staples – 2.51%
Kraft Foods, Inc. – Class A	50,600	1,184,040	2.51%

Energy – 0.36%
Chevron Corp.	2,600	171,860	0.36%

Financials – 11.76%
American Express Co.	61,300	1,545,986	3.27%
American International Group, Inc.	22,900	31,602	0.07%
Bank of America Corp.	135,900	1,213,587	2.57%
Citigroup, Inc.	145,900	444,995	0.94%
J.P. Morgan Chase & Co.	70,200	2,316,600	4.91%
		5,552,770	11.76%

Health Care – 13.47%
Merck & Co., Inc.	121,400	2,942,736	6.23%
Pfizer, Inc.	255,700	3,416,152	7.24%
		6,358,888	13.47%

Industrials – 11.07%
3M Co.	2,400	138,240	0.29%
Boeing Co.	18,100	724,905	1.54%
Caterpillar, Inc.	49,200	1,750,536	3.71%
General Electric Co.	206,400	2,610,960	5.53%
		5,224,641	11.07%

Materials – 12.09%
Alcoa, Inc.	222,700	2,019,889	4.28%
EI Du Pont de Nemours & Co.	132,100	3,685,590	7.81%
		5,705,479	12.09%

Telecommunication Services – 17.52%
AT&T, Inc.	156,000	3,996,720	8.47%
Verizon Communications, Inc.	140,900	4,274,906	9.05%
		8,271,626	17.52%

Total Common Stocks (Cost $51,863,516)		33,947,944	71.91%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY TOTAL RETURN FUND

SHORT-TERM INVESTMENTS – 56.52%	Principal		% of Net
	Amount	Value	Assets
U.S. Treasury Bills – 55.06%
0.001%, 06/04/2009	$8,000,000	$7,998,942	16.94%
0.000%, 06/25/2009	18,000,000	17,996,682	38.12%

Total U.S. Treasury Bills (Cost $25,995,624)		25,995,624	55.06%

Variable Rate Demand Notes# – 1.46%
American Family Financial Services 0.1001%	690,154	690,154	1.46%

Total Variable Rate Demand Notes
(Cost $690,154)		690,154	1.46%

Total Short-Term Investments
(Cost $26,685,778)		26,685,778	56.52%

Total Investments – 128.43%
(Cost $78,549,294)		60,633,722	128.43%

Liabilities in Excess of Other Assets – (28.43)%		(13,423,385)	(28.43)%
TOTAL NET ASSETS – 100.00%		$47,210,337	100.00%

Percentages are stated as a percent of net assets.

#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2009.

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments,  which are summarized as follows:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

Description	Investments in Securities
Level 1 – Quoted prices in active markets for identical securities	$33,947,944
Level 2 – Other significant observable inputs	26,685,778
Level 3 – Significant unobservable inputs	—
Total	$60,633,722

HENNESSY FUNDS                         1-800-966-4354

HENNESSY BALANCED FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
J.P. Morgan Chase & Co.	6.09%
General Electric Co.	5.73%
Alcoa, Inc.	5.63%
Verizon Communications, Inc.	5.61%
EI Du Pont de Nemours & Co.	5.46%
AT&T, Inc.	5.13%
American Express Co.	4.98%
Caterpillar, Inc.	4.75%
Pfizer, Inc.	4.23%
Merck & Co, Inc.	3.68%

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY BALANCED FUND

COMMON STOCKS – 55.88%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 0.11%
General Motors Corp.	5,910	$11,347	0.11%

Consumer Staples – 1.07%
Kraft Foods, Inc. – Class A	4,650	108,810	1.07%

Energy – 0.19%
Chevron Corp.	300	19,830	0.19%

Financials – 13.88%
American Express Co.	20,140	507,931	4.98%
American International Group, Inc.	7,210	9,950	0.10%
Bank of America Corp.	19,290	172,259	1.69%
Citigroup, Inc.	33,935	103,502	1.02%
J.P. Morgan Chase & Co.	18,825	621,225	6.09%
		1,414,867	13.88%

Health Care – 8.12%
Johnson & Johnson	400	20,944	0.21%
Merck & Co., Inc.	15,490	375,477	3.68%
Pfizer, Inc.	32,310	431,662	4.23%
		828,083	8.12%

Industrials – 10.68%
Boeing Co.	500	20,025	0.20%
Caterpillar, Inc.	13,630	484,956	4.75%
General Electric Co.	46,160	583,924	5.73%
		1,088,905	10.68%

Materials – 11.09%
Alcoa, Inc.	63,260	573,768	5.63%
EI Du Pont de Nemours & Co.	19,975	557,303	5.46%
		1,131,071	11.09%

Telecommunication Services – 10.74%
AT&T, Inc.	20,430	523,417	5.13%
Verizon Communications, Inc.	18,840	571,605	5.61%
		1,095,022	10.74%

Total Common Stocks (Cost $8,091,692)		5,697,935	55.88%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                         1-800-966-4354

SHORT-TERM INVESTMENTS – 43.70%	Principal		% of Net
	Amount	Value	Assets
U.S. Treasury Bills – 39.84%
4.875%, 05/31/2009	$600,000	$602,532	5.91%
3.500%, 08/15/2009	900,000	909,001	8.92%
3.375%, 10/15/2009	400,000	405,734	3.98%
3.125%, 11/30/2009	800,000	813,094	7.97%
3.500%, 02/15/2010	1,300,000	1,331,637	13.06%

Total U.S. Treasury Bills (Cost $4,051,302)		4,061,998	39.84%

Variable Rate Demand Notes# – 3.86%
American Family Financial Services 0.1001%	393,782	393,782	3.86%

Total Variable Rate Demand Notes
(Cost $393,782)		393,782	3.86%

Total Short-Term Investments
(Cost $4,445,084)		4,455,780	43.70%

Total Investments – 99.58%
(Cost $12,536,776)		10,153,715	99.58%

Other Assets in Excess of Liabilities – 0.42%		43,057	0.42%
TOTAL NET ASSETS – 100.00%		$10,196,772	100.00%

Percentages are stated as a percent of net assets.

#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2009.

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments,  which are summarized as follows:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY BALANCED FUND

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

Description	Investments in Securities
Level 1 – Quoted prices in active markets for identical securities	$5,697,935
Level 2 – Other significant observable inputs	4,455,780
Level 3 – Significant unobservable inputs	—
Total	$10,153,715

HENNESSY FUNDS                         1-800-966-4354

Financial Statements

Statements of Assets and Liabilities as of April 30, 2009 (Unaudited)

HENNESSY
CORNERSTONE
GROWTH FUND
ASSETS:
Investments, at value (cost $264,377,785, $51,147,486, $226,047,611,
$97,801,259, $78,549,294 and $12,536,776, respectively)	$243,590,826
Cash	20
Dividends and interest receivable	289,185
Receivable for fund shares sold	184,579
Prepaid expenses and other assets	29,176
Total Assets	244,093,786

LIABILITIES:
Payable for fund shares redeemed	188,456
Payable to Advisor	149,604
Payable to Administrator	93,745
Payable to Auditor	11,654
Payable to Distributor	—
Reverse repurchase agreement	—
Accrued interest payable	287
Accrued service fees	19,942
Accrued expenses and other payables	63,657
Total Liabilities	527,345

NET ASSETS	$243,566,441

NET ASSETS CONSIST OF:
Capital stock	$556,423,639
Accumulated net investment income (loss)	(232,391)
Accumulated net realized gain (loss) on investments	(291,837,848)
Unrealized net appreciation (depreciation) on investments	(20,786,959)
Total Net Assets	$243,566,441

NET ASSETS
Original Class:
Shares authorized ($.0001 par value)	25,000,000,000
Net assets applicable to outstanding Original Class shares	239,281,993
Shares issued and outstanding	29,818,545
Net asset value, offering price and redemption price per share	$8.02

Institutional Class:
Shares authorized ($.0001 par value)	25,000,000,000
Net assets applicable to outstanding Institutional Class shares	4,284,448
Shares issued and outstanding	532,130
Net asset value, offering price and redemption price per share	$8.05

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF ASSETS AND LIABILITIES

HENNESSY
CORNERSTONE	HENNESSY	HENNESSY	HENNESSY	HENNESSY
GROWTH FUND,	FOCUS 30	CORNERSTONE	TOTAL RETURN	BALANCED
SERIES II	FUND	VALUE FUND	FUND	FUND

$29,269,796	$166,471,139	$85,560,351	$60,633,722	$10,153,715
—	—	20	10	—
21,646	109,685	369,829	162,962	66,986
11,496	329,070	250	418	—
36,807	30,400	20,964	10,796	13,681
29,339,745	166,940,294	85,951,414	60,807,908	10,234,382

17,346	397,151	21,252	22,488	—
17,159	95,498	48,941	22,915	4,975
5,341	58,173	25,186	12,699	—
9,997	8,400	9,238	8,487	8,212
—	—	—	5,598	17,128
—	—	—	13,492,500	—
—	—	—	4,722	—
2,317	11,353	6,572	3,819	829
18,589	26,858	16,299	24,343	6,466
70,749	597,433	127,488	13,597,571	37,610

$29,268,996	$166,342,861	$85,823,926	$47,210,337	$10,196,772

$92,060,274	$279,825,451	$182,346,137	$108,799,019	$15,019,531
(2,874)	151,357	1,317,595	114,347	11,597
(40,910,714)	(54,057,475)	(85,598,898)	(43,787,457)	(2,451,295)
(21,877,690)	(59,576,472)	(12,240,908)	(17,915,572)	(2,383,061)
$29,268,996	$166,342,861	$85,823,926	$47,210,337	$10,196,772

Unlimited	25,000,000,000	25,000,000,000	100,000,000	100,000,000
29,186,907	141,923,952	84,983,961	47,210,337	10,196,772
2,969,774	18,812,383	10,433,773	5,999,166	1,224,524
$9.83	$7.54	$8.15	$7.87	$8.33

Unlimited	25,000,000,000	25,000,000,000
82,089	24,418,909	839,965
8,292	3,225,113	103,267
$9.90	$7.57	$8.13

HENNESSY FUNDS                         1-800-966-4354

Financial Statements

Statements of Operations Six Months ended April 30, 2009 (Unaudited)

HENNESSY
CORNERSTONE
GROWTH FUND
INVESTMENT INCOME:
Dividend income(1)	$1,524,660
Interest income	275
Total investment income	1,524,935

EXPENSES:
Investment advisory fees	972,227
Administration, fund accounting, custody and transfer agent fees	334,989
Distribution fees – Original Class (See Note 5)	—
Service fees – Original Class (See Note 5)	129,159
Federal and state registration fees	22,830
Audit fees	11,405
Legal fees	13,843
Reports to shareholders	44,888
Directors’ fees and expenses	6,838
Sub-transfer agent expenses – Original Class (See Note 5)	196,464
Sub-transfer agent expenses – Institutional Class (See Note 5)	1,058
Interest expense (See Note 3 and 7)	798
Other	26,394
Total expenses before reimbursement from advisor	1,760,893
Expense reimbursement from advisor – Institutional Class	(3,567)
Net expenses	1,757,326
NET INVESTMENT INCOME (LOSS)	$(232,391)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments	$(174,584,029)
Change in unrealized appreciation (depreciation) on investments	146,286,209
Net gain (loss) on investments	(28,297,820)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(28,530,211)

(1)	Net of foreign taxes withheld of $78,584, $3,810, $0, $332,882, $0, & $0, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF OPERATIONS

HENNESSY
CORNERSTONE	HENNESSY	HENNESSY	HENNESSY	HENNESSY
GROWTH FUND,	FOCUS 30	CORNERSTONE	TOTAL RETURN	BALANCED
SERIES II	FUND	VALUE FUND	FUND	FUND

$247,282	$1,207,936	$2,160,385	$993,332	$140,566
480	1,917	1,395	50,010	44,346
247,762	1,209,853	2,161,780	1,043,342	184,912

107,883	597,625	294,166	142,526	30,364
37,172	205,917	101,357	60,567	12,904
—	—	—	35,631	7,591
14,550	69,182	39,383	23,754	5,061
22,666	25,471	19,995	10,504	11,472
9,895	9,084	9,530	9,170	8,679
9,914	7,414	7,414	5,962	4,981
10,953	18,658	8,925	4,216	1,240
5,521	5,520	5,521	4,168	4,167
23,064	120,182	19,202	—	—
30	6,439	401	—	—
85	—	14	118,306	—
9,077	12,464	6,721	3,883	1,104
250,810	1,077,956	512,629	418,687	87,563
(174)	(19,460)	(1,001)	—	—
250,636	1,058,496	511,628	418,687	87,563
$(2,874)	$151,357	$1,650,152	$624,655	$97,349

$(4,513,819)	$(6,077,910)	$(56,678,085)	$(7,633,466)	$(1,393,083)
2,265,884	(7,830,729)	50,016,684	(1,071,187)	370,577
(2,247,935)	(13,908,639)	(6,661,401)	(8,704,653)	(1,022,506)

$(2,250,809)	$(13,757,282)	$(5,011,249)	$(8,079,998)	$(925,157)

HENNESSY FUNDS                         1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

	Hennessy Cornerstone Growth Fund
	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
OPERATIONS:
Net investment income (loss)	$(232,391)	$(1,718,215)
Net realized gain (loss) on securities	(174,584,029)	(116,321,526)
Change in unrealized appreciation (depreciation) on securities	146,286,209	(248,016,087)
Net increase (decrease) in net assets resulting from operations	(28,530,211)	(366,055,828)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Original Class	—	—
Net investment income – Institutional Class	—	—
Net realized gains – Original Class	—	(110,914,265)
Net realized gains – Institutional Class	—	—
Total distributions	—	(110,914,265)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Original Class	7,703,678	39,355,042
Proceeds from shares subscribed – Institutional Class	61,013	14,450,082
Dividends reinvested – Original Class	—	107,702,229
Dividends reinvested – Institutional Class	—	—
Redemption fees retained – Original Class	—	23,170
Redemption fees retained – Institutional Class	—	205
Cost of shares redeemed – Original Class	(52,866,973)	(350,084,701)
Cost of shares redeemed – Institutional Class	(390,385)	(7,312,081)
Net increase (decrease) in net assets derived
from capital share transactions	(45,492,667)	(195,866,054)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(74,022,878)	(672,836,147)

NET ASSETS:
Beginning of period	317,589,319	990,425,466
End of period	$243,566,441	$317,589,319
Accumulated net investment income (loss), end of period	$(232,391)	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold – Original Class	959,937	42,121,972
Shares sold – Institutional Class	7,623	1,117,876
Shares issued to holders as reinvestment of dividends
Original Class	—	7,062,441
Institutional Class	—	—
Shares redeemed – Original Class	(6,635,237)	(64,717,368)
Shares redeemed – Institutional Class	(52,459)	(540,910)
Net increase (decrease) in shares outstanding	(5,720,136)	(14,955,989)

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Cornerstone
Growth Fund, Series II		Hennessy Focus 30 Fund
Six Months Ended		Six Months Ended
April 30, 2009	Year Ended	April 30, 2009	Year Ended
(Unaudited)	October 31, 2008	(Unaudited)	October 31, 2008

$(2,874)	$(330,874)	$151,357	$(1,274,378)
(4,513,819)	(35,487,492)	(6,077,910)	(47,714,145)
2,265,884	(21,004,180)	(7,830,729)	(49,274,887)
(2,250,809)	(56,822,546)	(13,757,282)	(98,263,410)

—	—	—	—
—	—	—	—
—	(27,055,016)	—	(33,250,015)
—	—	—	—
—	(27,055,016)	—	(33,250,015)

539,751	3,777,707	21,247,920	169,225,771
35,121	108,132	1,721,741	40,370,645
—	26,856,690	—	32,845,640
—	—	—	—
—	6,554	—	118,011
—	—	—	2,592
(5,371,027)	(49,122,781)	(34,600,660)	(146,107,945)
(11,356)	—	(2,375,778)	(4,205,478)

(4,807,511)	(18,373,698)	(14,006,777)	92,249,236
(7,058,320)	(102,251,260)	(27,764,059)	(39,264,189)

36,327,316	138,578,576	194,106,920	233,371,109
$29,268,996	$36,327,316	$166,342,861	$194,106,920
$(2,874)	$—	$151,357	$—

59,168	3,389,025	2,976,185	26,879,882
3,660	5,992	239,725	3,743,355

—	1,292,430	—	2,935,134
—	—	—	—
(592,175)	(5,749,094)	(5,017,510)	(26,028,686)
(1,360)	—	(347,382)	(410,584)
(530,707)	(1,061,647)	(2,148,982)	7,119,101
HENNESSY FUNDS                         1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

	Hennessy Cornerstone Value Fund
	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
OPERATIONS:
Net investment income (loss)	$1,650,152	$5,994,086
Net realized gain (loss) on securities	(56,678,085)	5,901,494
Change in unrealized appreciation (depreciation) on securities	50,016,684	(99,303,788)
Net increase (decrease) in net assets resulting from operations	(5,011,249)	(87,408,208)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Original Class	(5,597,237)	(4,859,028)
Net investment income – Institutional Class	(55,214)	—
Net realized gains – Original Class	—	—
Net realized gains – Institutional Class	—	—
Total distributions	(5,652,451)	(4,859,028)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Original Class	638,448	2,874,361
Proceeds from shares subscribed – Institutional Class	23,743	1,312,785
Dividends reinvested – Original Class	4,981,771	4,316,071
Dividends reinvested – Institutional Class	33,372	—
Redemption fees retained – Original Class	—	664
Redemption fees retained – Institutional Class	—	—
Cost of shares redeemed – Original Class	(7,165,686)	(22,760,874)
Cost of shares redeemed – Institutional Class	(4,000)	—
Net increase (decrease) in net assets derived
from capital share transactions	(1,492,352)	(14,256,993)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,156,052)	(106,524,229)

NET ASSETS:
Beginning of period	97,979,978	204,504,207
End of period	$85,823,926	$97,979,978
Accumulated net investment income (loss), end of period	$1,317,595	$5,319,895

CHANGES IN SHARES OUTSTANDING:
Shares sold – Original Class	84,575	11,669,368
Shares sold – Institutional Class	3,150	96,448
Shares issued to holders as reinvestment of dividends
Original Class	638,689	288,122
Institutional Class	4,289	—
Shares redeemed – Original Class	(1,017,763)	(13,218,237)
Shares redeemed – Institutional Class	(620)	—
Net increase (decrease) in shares outstanding	(287,680)	(1,164,299)

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Total Return Fund		Hennessy Balanced Fund
Six Months Ended		Six Months Ended
April 30, 2009	Year Ended	April 30, 2009	Year Ended
(Unaudited)	October 31, 2008	(Unaudited)	October 31, 2008

$624,655	$1,864,720	$97,349	$326,516
(7,633,466)	(447,136)	(1,393,083)	(35,369)
(1,071,187)	(29,382,944)	370,577	(3,656,241)
(8,079,998)	(27,965,360)	(925,157)	(3,365,094)

(510,308)	(2,023,302)	(103,542)	(345,420)
N/A	N/A	N/A	N/A
—	—	—	(785,865)
N/A	N/A	N/A	N/A
(510,308)	(2,023,302)	(103,542)	(1,131,285)

436,291	1,911,184	545,816	656,445
N/A	N/A	N/A	N/A
472,480	1,889,484	100,865	1,104,807
N/A	N/A	N/A	N/A
—	855	—	610
N/A	N/A	N/A	N/A
(3,330,779)	(11,899,129)	(879,754)	(2,627,822)
N/A	N/A	N/A	N/A

(2,422,008)	(8,097,606)	(233,073)	(865,960)
(11,012,314)	(38,086,268)	(1,261,772)	(5,362,339)

58,222,651	96,308,919	11,458,544	16,820,883
$47,210,337	$58,222,651	$10,196,772	$11,458,544
$114,347	$—	$11,597	$17,790

54,618	161,806	65,185	61,447
N/A	N/A	N/A	N/A

62,161	169,813	12,531	98,884
N/A	N/A	N/A	N/A
(431,635)	(1,034,535)	(111,189)	(247,266)
N/A	N/A	N/A	N/A
(314,856)	(702,916)	(33,473)	(86,935)

HENNESSY FUNDS                         1-800-966-4354

Financial Highlights

Hennessy Cornerstone Growth Fund

	Six Months Ended
	April 30, 2009(3)
	(Unaudited)
		Institutional
	Original Class	Class
PER SHARE DATA:
Net asset value, beginning of period	$8.80	$8.82

Income from investment operations:
Net investment gain (loss)(4)	(0.01)	0.01
Net realized and unrealized gains (losses) on securities	(0.77)	(0.78)
Total from investment operations	(0.78)	(0.77)

Less Distributions:
Dividends from net investment income	—	—
Dividends from net realized gains	—	—
Total distributions	—	—
Redemption fees retained(5)	—	—
Net asset value, end of period	$8.02	$8.05

TOTAL RETURN	(8.86)%	(8.73)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$239.28	$4.28
Ratio of expenses to average net assets:
Before expense reimbursement	1.34%	1.14%
After expense reimbursement	1.34%	0.98	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.18)%	0.09%
After expense reimbursement	(0.18)%	0.25%
Portfolio turnover rate	103%	103%

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(3)	All ratios for the period have been annualized, except portfolio turnover and total return.
(4)	Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.
(5)	Amount is less than $0.01.
(6)	The Advisor has agreed to cap the Institutional Class Share expenses at 0.98%.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND

						Period Ended	Year Ended
Year Ended October 31,			Year Ended October 31,			October 31,	September 30,
2008			2007	2006	2005	2004(2)(3)	2004
	Institutional
Original Class	Class(1)(3)		Original Class

$19.41	$13.29		$20.77	$19.49	$19.38	$19.08	$17.23

(0.05)	0.01		(0.07)	(0.04)	(0.14)	(0.02)	(0.13)
(8.32)	(4.48)		1.82	2.55	4.13	0.32	1.98
(8.37)	(4.47)		1.75	2.51	3.99	0.30	1.85

—	—		—	—	—	—	—
(2.24)	—		(3.11)	(1.23)	(3.88)	—	—
(2.24)	—		(3.11)	(1.23)	(3.88)	—	—
—	—		—	—	—	—	—
$8.80	$8.82		$19.41	$20.77	$19.49	$19.38	$19.08

(48.00)%	(34.13)%		9.65%	13.59%	23.17%	1.57%	10.74%

$317.50	$5.09		$990.4	$1,250.7	$1,071.8	$869.0	$866.0

1.25%	1.12%		1.20%	1.21%	1.23%	1.25%	1.25%
1.25%	0.98	%(6)	1.20%	1.21%	1.23%	1.25%	1.25%

(0.29)%	0.15%		(0.32)%	(0.20)%	(0.78)%	(1.08)%	(0.68)%
(0.29)%	0.29%		(0.32)%	(0.20)%	(0.78)%	(1.08)%	(0.68)%
103%	103%		97%	90%	89%	0%	107%

HENNESSY FUNDS                         1-800-966-4354

Financial Highlights

Hennessy Cornerstone Growth Fund, Series II

	Six Months Ended
	April 30, 2009(3)
	(Unaudited)
		Institutional
	Original Class	Class
PER SHARE DATA:
Net asset value, beginning of period	$10.35	$10.39

Income from investment operations:
Net investment gain (loss)	—	0.03
Net realized and unrealized gains (losses) on securities	(0.52)	(0.52)
Total from investment operations	(0.52)	(0.49)

Less Distributions:
Dividends from net investment income	—	—
Dividends from net realized gains	—	—
Total distributions	—	—
Redemption fees retained(5)	—	—
Net asset value, end of period	$9.83	$9.90

TOTAL RETURN	(5.02)%	(4.72)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$29.19	$0.08
Ratio of expenses to average net assets:
Before expense reimbursement	1.72%	1.58%
After expense reimbursement	1.72%	0.98	%(7)
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.02)%	0.72%
After expense reimbursement	(0.02)%	1.32%
Portfolio turnover rate	0%	0%

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	For the four months ended October 31, 2006. Effective October 31, 2006 the Fund changed its fiscal year end to October 31st from June 30th.
(3)	All ratios for the period have been annualized, except portfolio turnover and total return.
(4)	Net investment loss per share is calculated using average shares outstanding.
(5)	Amount is less than $0.01.
(6)
The financial highlights set forth herein include the historical highlights of The Henlopen Fund.  On July 1, 2005 Hennessy Advisors, Inc.  became the investment advisor to the Fund and the Fund changed its name from “The Henlopen Fund” to Hennessy Cornerstone Growth Fund, Series II.

(7)	The Advisor has agreed to cap the Institutional Class Share expenses at 0.98%.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

Year Ended			Year Ended	Period Ended
October 31,			October 31,	October 31,	Year Ended June 30,
2008			2007	2006(2)(3)	2006		2005(6)		2004(6)
	Institutional
Original Class	Class(1)(3)		Original Class

$30.32	$19.17		$30.75	$32.19	$31.29		$27.69		$18.13

(0.09)	0.02		(0.25)	(0.03)	(0.07	)(4)	(0.14	)(4)	(0.23	)(4)
(13.75)	(8.80)		1.02	(1.41)	4.65		3.75		9.79
(13.84)	(8.78)		0.77	(1.44)	4.58		3.61		9.56

—	—		—	—	—		(0.01)		—
(6.13)	—		(1.20)	—	(3.68)		—		—
(6.13)	—		(1.20)	—	(3.68)		(0.01)		—
—	—		—	—	—		—		—
$10.35	$10.39		$30.32	$30.75	$32.19		$31.29		$27.69

(55.79)%	(45.80)%		2.60%	(4.47)%	16.48%		13.04%		52.73%

$36.27	$0.06		$138.6	$244.2	$279.3		$299.0		$347.8

1.37%	1.22%		1.27%	1.25%	1.25%		1.33%		1.38%
1.37%	0.98	%(7)	1.27%	1.25%	1.25%		1.33%		1.38%

(0.40)%	0.17%		(0.59)%	(0.24)%	(0.22)%		(0.49)%		(0.90)%
(0.40)%	0.41%		(0.59)%	(0.24)%	(0.22)%		(0.49)%		(0.90)%
75%	75%		86%	93%	109%		192%		113%

HENNESSY FUNDS                         1-800-966-4354

Financial Highlights

Hennessy Focus 30 Fund

	Six Months Ended
	April 30, 2009(3)
	(Unaudited)
		Institutional
	Original Class	Class
PER SHARE DATA:
Net asset value, beginning of period	$8.02	$8.04

Income from investment operations:
Net investment income (loss)	—	0.02
Net realized and unrealized gains (losses) on investments	(0.48)	(0.49)
Total from investment operations	(0.48)	(0.47)

Less Distributions:
Dividends from net investment income	—	—
Dividends from net realized gains	—	—
Total distributions	—	—
Redemption fees retained	— (4)	—	(4)
Net asset value, end of period	$7.54	$7.57

TOTAL RETURN	(5.99)%	(5.85)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$141.92	$24.42
Ratio of net expenses to average net assets:
Before expense reimbursement	1.37%	1.15%
After expense reimbursement	1.37%	0.98	%(5)
Ratio of net investment loss to average net assets:
Before expense reimbursement	0.13%	0.52%
After expense reimbursement	0.13%	0.69%
Portfolio turnover rate	0%	0%

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(3)	All ratios for the period have been annualized, except portfolio turnover and total return.
(4)	Amount is less than $0.01.
(5)	The Advisor has agreed to cap the Institutional Class Share expenses at 0.98%.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS 1-800-966-4354 WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY FOCUS 30 FUND

						Period Ended	Year Ended
Year Ended October 31,			Year Ended October 31,			October 31,	September 30,
2008			2007	2006	2005	2004(2)(3)	2004
	Institutional
Original Class	Class(1)(3)		Original Class

$13.67	$11.15		$12.39	$12.21	$8.67	$8.78	$7.72

(0.06)	(0.02)		(0.09)	(0.08)	(0.04)	(0.01)	(0.08)
(3.57)	(3.09)		1.47	1.86	3.58	(0.10)	1.14
(3.63)	(3.11)		1.38	1.78	3.54	(0.11)	1.06

—	—		—	—	—	—	—
(2.02)	—		(0.10)	(1.61)	—	—	—
(2.02)	—		(0.10)	(1.61)	—	—	—
— (4)	—	(4)	— (4)	0.01	— (4)	— (4)	— (4)
$8.02	$8.04		$13.67	$12.39	$12.21	$8.67	$8.78

(30.81)%	(27.89)%		11.30%	16.18%	40.83%	(1.25)%	13.73%

$167.32	$26.78		$233.4	$240.6	$125.3	$50.4	$51.1

1.27%	1.13%		1.23%	1.21%	1.35%	1.45%	1.41%
1.27%	0.98	%(5)	1.23%	1.21%	1.35%	1.45%	1.41%

(0.62)%	(0.28)%		(0.61)%	(0.65)%	(0.60)%	(1.33)%	(0.92)%
(0.62)%	(0.13)%		(0.61)%	(0.65)%	(0.60)%	(1.33)%	(0.92)%
123%	123%		112%	124%	155%	0%	113%

HENNESSY FUNDS                         1-800-966-4354

Financial Highlights

Hennessy Cornerstone Value Fund

	Six Months Ended
	April 30, 2009(3)
	(Unaudited)
		Institutional
	Original Class	Class
PER SHARE DATA:
Net asset value, beginning of period	$9.05	$9.06

Income from investment operations:
Net investment income (loss)	0.17	0.17
Net realized and unrealized gains (losses) on investments	(0.53)	(0.53)
Total from investment operations	(0.36)	(0.36)

Less Distributions:
Dividends from net investment income	(0.54)	(0.57)
Dividends from net realized gains	—	—
Total distributions	(0.54)	(0.57)
Redemption fees retained(5)	—	—
Net asset value, end of period	$8.15	$8.13

TOTAL RETURN	(3.78)%	(3.73)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$84.98	$0.84
Ratio of net expenses to average net assets:
Before expense reimbursement	1.29%	1.25%
After expense reimbursement	1.29%	0.98	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement	4.15%	4.46%
After expense reimbursement	4.15%	4.73%
Portfolio turnover rate	64%	64%

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(3)	All ratios for the period have been annualized, except portfolio turnover and total return.
(4)	Calculated using average shares outstanding during period.
(5)	Amount is less than $0.01.
(6)	The Advisor has agreed to cap the Institutional Class Share expenses at 0.98%.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE VALUE FUND

						Period Ended	Year Ended
Year Ended October 31,			Year Ended October 31,			October 31,	September 30,
2008			2007	2006	2005	2004(2)(3)	2004
	Institutional
Original Class	Class(1)(3)		Original Class

$17.06	$13.79		$15.27	$12.95	$12.48	$12.37	$10.51

0.55	0.34		0.46	0.30	0.30	0.02	0.31 (4)
(8.15)	(5.07)		1.68	2.36	0.41	0.09	1.76
(7.60)	(4.73)		2.14	2.66	0.71	0.11	2.07

(0.41)	—		(0.35)	(0.34)	(0.24)	—	(0.21)
—	—		—	—	—	—	—
(0.41)	—		(0.35)	(0.34)	(0.24)	—	(0.21)
—	—		—	—	—	—	—
$9.05	$9.06		17.06	$15.27	$12.95	$12.48	$12.37

(45.50)%	(34.30)%		14.26%	21.00%	5.69%	0.89%	19.83%

$97.10	$0.87		$204.5	$256.8	$183.8	$195.6	$194.5

1.20%	1.14%		1.17%	1.15%	1.20%	1.18%	1.18%
1.20%	0.98	%(6)	1.17%	1.15%	1.20%	1.18%	1.18%

3.92%	4.94%		2.64%	2.49%	2.19%	1.70%	2.56%
3.92%	5.10%		2.64%	2.49%	2.19%	1.70%	2.56%
53%	53%		40%	35%	32%	0%	8%

HENNESSY FUNDS                         1-800-966-4354

Financial Highlights

Hennessy Total Return Fund

	Six Months Ended
	April 30, 2009(2)	Year Ended
	(Unaudited)	October 31, 2008
	Original Class
PER SHARE DATA:
Net asset value, beginning of period	$9.22	$13.73
Income from investment operations:
Net investment income	0.10	0.28
Net realized and unrealized gains (losses) on securities	(1.37)	(4.49)
Total from investment operations	(1.27)	(4.21)
Less Distributions:
Dividends from net investment income	(0.08)	(0.30)
Dividends from realized capital gains
Return of capital	—	—
Total distributions	(0.08)	(0.30)
Redemption fees retained(4)	—	—
Net asset value, end of period	$7.87	$9.22

TOTAL RETURN	(13.69)%	(30.97)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$47.2	$58.2
Gross ratio of expenses, including
interest expense, to average net asset:
Before expense reimbursement	1.76%	2.36%
After expense reimbursement	1.76%	2.36%
Ratio of interest expense to average net assets	0.49%	1.16%
Net ratio of expenses, excluding
interest expense, to average net assets:
Before expense reimbursement	1.27%	1.20%
After expense reimbursement	1.27%	1.20%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.63%	2.43%
After expense reimbursement	2.63%	2.43%
Portfolio turnover rate	14%	16%

(1)	For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.
(2)	All ratios for the period have been annualized, except portfolio turnover and total return.
(3)	Calculated using average shares outstanding during period.
(4)	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY TOTAL RETURN FUND

			Period Ended	Year Ended
Year Ended October 31,			October 31,	June 30,
2007	2006	2005	2004(1)(2)	2004
Original Class

$12.61	$10.57	$10.40	$10.62	$9.65

0.33	0.31	0.23	0.07	0.17 (3)
1.13	2.03	0.17	(0.24)	0.92
1.46	2.34	0.40	(0.17)	1.09

(0.34)	(0.30)	(0.23)	(0.05)	(0.10)
—	—	—	—	—
—	—	—	—	(0.02)
(0.34)	(0.30)	(0.23)	(0.05)	(0.12)
—	—	—	—	—
$13.73	$12.61	$10.57	$10.40	$10.62

11.70%	22.48%	3.83%	(1.61)%	11.36%

$96.3	$113.3	$86.7	$91.9	$97.0

3.04%	2.80%	2.28%	1.78%	1.66%
3.04%	2.80%	2.28%	1.78%	1.66%
1.88%	1.64%	1.05%	0.58%	0.39%

1.16%	1.16%	1.23%	1.20%	1.27%
1.16%	1.16%	1.23%	1.20%	1.27%

2.48%	2.79%	2.07%	1.85%	1.55%
2.48%	2.79%	2.07%	1.85%	1.55%
12%	24%	26%	0%	8%

HENNESSY FUNDS                         1-800-966-4354

Financial Highlights

Hennessy Balanced Fund

	Six Months Ended
	April 30, 2009(2)	Year Ended
	(Unaudited)	October 31, 2008
	Original Class
PER SHARE DATA:
Net asset value, beginning of period	$9.11	$12.51

Income from investment operations:
Net investment income	0.08	0.25
Net realized and unrealized gains (losses) on securities	(0.78)	(2.80)
Total from investment operations	(0.70)	(2.55)

Less Distributions:
Dividends from net investment income	(0.08)	(0.26)
Dividends from realized capital gains	0.00	(0.59)
Return of capital	—	—
Total distributions	(0.08)	(0.85)
Redemption fees retained(3)	—	—
Net asset value, end of period	$8.33	$9.11

TOTAL RETURN	(7.63)%	(21.55)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$10.2	$11.5
Ratio of net expenses to average net assets	1.73%	1.56%
Ratio of net investment income to average net assets	1.92%	2.31%
Portfolio turnover rate	67%	13%

(1)	For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.
(2)	All ratios for the period have been annualized, except portfolio turnover and total return.
(3)	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY BALANCED FUND

			Period Ended	Year Ended
Year Ended October 31,			October 31,	June 30,
2007	2006	2005	2004(1)(2)	2004
Original Class

$11.83	$10.56	$10.62	$10.85	$10.44

0.38	0.30	0.18	0.04	0.11
0.69	1.25	(0.07)	(0.24)	0.50
1.07	1.55	0.11	(0.20)	0.61

(0.39)	(0.28)	(0.17)	(0.03)	(0.12)
—	—	—	—	(0.06)
—	—	—	—	(0.02)
(0.39)	(0.28)	(0.17)	(0.03)	(0.20)
—	—	—	—	—
$12.51	$11.83	$10.56	$10.62	$10.85

9.16%	14.92%	1.13%	(1.86)%	5.81%

$16.8	$26.1	$19.3	$21.8	$23.4
1.36%	1.34%	1.49%	1.41%	1.41%
2.86%	2.75%	1.58%	1.12%	1.01%
35%	88%	21%	9%	45%
HENNESSY FUNDS                         1-800-966-4354

Statement of Cash Flows

Hennessy Total Return Fund For the Six Months Ended April 30, 2009 (Unaudited)

Cash Flows From Operating Activities:

Net decrease in net assets from operations	$(8,079,998)
Adjustments to reconcile net decrease in net assets from
operations to net cash provided by operating activities:
Purchase of investment securities	(60,015,555)
Proceeds on sale of securities	71,419,533
Decrease in other receivables, net	13,768
Decrease in other assets	2,354
Decrease in accrued expenses and other payables	(129,712)
Net accretion of discount on securities	(47,717)
Net realized loss on investments	7,633,466
Unrealized depreciation on securities	1,071,187
Net cash provided by operating activities	$11,867,326

Cash Flows From Financing Activities:

Decrease in reverse repurchase agreements	$(8,935,000)
Proceeds on shares sold	436,291
Payment on shares repurchased	(3,330,779)
Cash dividends paid	(37,828)
Net cash used by financing activities	$(11,867,316)
Net increase (decrease) in cash	10

Cash at beginning of period	—
Cash at end of period	$10

Cash paid for interest	$145,976

The accompanying notes are an integral part of these financial statements.

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NOTES TO THE FINANCIAL STATEMENTS

Notes to the Financial Statements
April 30, 2009 (Unaudited)

1).	ORGANIZATION

The Hennessy Mutual Funds, Inc. was organized as a Maryland corporation on May 20, 1996 and consists of three separate series: Hennessy Cornerstone Growth Fund (the “Growth Fund”), Hennessy Cornerstone Value Fund (the “Value Fund”) and the Hennessy Focus 30 Fund (the “Focus 30 Fund”), formerly SYM Select Growth Fund. These Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Growth Fund and Value Fund commenced operations on November 1, 1996. On September 17, 2003, Hennessy Advisors, Inc. became the investment advisor to the SYM Select Growth Fund and the fund changed its name to the Hennessy Focus 30 Fund.

The Hennessy Funds, Inc. was organized as a Maryland corporation on January 11, 1996 and consists of two separate series: Hennessy Balanced Fund (the “Balanced Fund”) and Hennessy Total Return Fund (the “Total Return Fund”). The Balanced and Total Return Funds are open-end, non-diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Balanced Fund and Total Return Fund commenced operations on March 8, 1996 and July 29, 1998, respectively.

The Hennessy Funds Trust was organized as a Delaware Statutory Trust on September 17, 1992 and consists of three series: Hennessy Cornerstone Growth Fund, Series II (the “Growth II Fund”), Hennessy Cornerstone Large Growth Fund (the “Large Growth Fund”) and Hennessy Select Large Value Fund (the “Large Value Fund”).  Financial information for the Large Growth and Large Value Fund are not included in this report.  Prior to July 1, 2005, both the Trust and the Growth II Fund were known as The Henlopen Fund.  On July 1, 2005, Hennessy Advisors, Inc., became the investment advisor to the Growth II Fund and the Growth II Fund changed its name from “The Henlopen Fund” to “Hennessy Cornerstone Growth Fund, Series II”.  The Growth II Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended.

The Growth Fund, Growth II Fund, Focus 30 Fund, Value Fund, Total Return Fund and Balanced Fund collectively represent the Hennessy Funds (the “Funds”) with respect to these financial statements.

The Growth, Growth II, Focus 30 and Value Fund’s offer Original and Institutional Class shares.  Each class of shares differs principally in its respective administration and transfer agent expenses and sales charges, if any.  Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2).	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These

HENNESSY FUNDS                         1-800-966-4354

policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a).
Investment Valuation – Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

b).
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2008 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

	Undistributed Net	Accumulated Net	Paid In
	Investment Income/(Loss)	Realized Gain/(Loss)	Capital
Growth Fund	1,718,215	562,325	(2,280,540)
Growth II Fund	309,461	263,383	(572,844)
Focus 30 Fund	1,274,378	183,117	(1,457,495)
Value Fund	(62,397)	5,175,891	(5,113,494)
Total Return Fund	14,438	51,960,917	(51,975,355)
Balanced Fund	(15)	447,979	(447,964)

The permanent differences primarily relate to Net Operating Losses and Capital Loss Carryover lost due to expiration.

c).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Income expenses (other than expenses

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NOTES TO THE FINANCIAL STATEMENTS

attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

d).
Distributions to Shareholders – Dividends from net investment income for the Growth, Growth II, Focus 30 and Value Funds, if any, are declared and paid out annually, usually in November or December of each year. Dividends from net investment income for the Total Return and Balanced Funds are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, are declared and paid annually, usually in November or December of each year, for all of the Funds.

e).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g).
Share Valuation – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. During the period November 1, 2007 through August 29, 2008 the Funds charged a 1.50% redemption fee on shares held less than 90 days. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of that Fund’s daily NAV calculation.

h).
Repurchase Agreements – Each Fund may enter into repurchase agreements with member banks or security dealers of the Federal Reserve whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient, in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

i).	Accounting for Uncertainty in Income Taxes – In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN

HENNESSY FUNDS                         1-800-966-4354

48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The tax periods open to examination by the Internal Revenue Service include the fiscal years ended October 31, 2008, 2007, 2006 and 2005. As a result, the Funds have evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

j).
Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157, effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

k).
Recently Issued Accounting Pronouncements – In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

3).	REVERSE REPURCHASE AGREEMENTS

The Total Return Fund has entered into reverse repurchase agreements with UBS PaineWebber, Inc., under which the Total Return Fund sells securities and agrees to repurchase them later at a mutually agreed upon price. For the six months ended April 30, 2009, the average daily balance and average interest rate in effect for reverse repurchase agreements was $15,497,232 and 0.741%, respectively. At April 30, 2009, the interest rate in effect for the outstanding reverse repurchase agreement, scheduled to mature on June 25, 2009 ($13,492,500) was 0.35% and was equal to 22.19% of the Total Return Fund’s total assets.

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NOTES TO THE FINANCIAL STATEMENTS

4).	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) during the following fiscal periods were as follows:

	Growth	Growth II	Focus 30	Value	Total Return	Balanced
	Fund	Fund	Fund	Fund	Fund	Fund
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	4/30/09	4/30/09	4/30/09	4/30/09	4/30/09	4/30/09
Purchases	$273,736,263	$ —	$ —	$51,084,200	$5,189,894	$4,381,488
Sales	$315,368,623	$4,443,915	$10,081,704	$56,100,939	$3,892,687	$3,396,611

Purchases and sales of long-term U.S. Government Securities for the Total Return Fund were $48,964,161 and $59,360,000, respectively.  Purchases and sales of long-term U.S. Government Securities for the Balanced Fund were $4,110,350 and $5,706,143, respectively.

There were no purchases or sales of long-term U.S. Government Securities for the Growth, Growth II, Focus 30 or Value Funds.

5).	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the “Advisor”) is the Advisor of the Funds. The Advisor provides the Funds with investment management services under a Management Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund. The fee is based upon the average daily net assets of the Funds at the annual rate of:

Growth Fund	0.74%
Growth II Fund	0.74%
Focus 30 Fund	0.74%
Value Fund	0.74%
Total Return Fund	0.60%
Balanced Fund	0.60%

The Advisor has agreed to waive its fees and absorb expenses to the extent that the total annual operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 0.98% of the Funds’ net assets for the Institutional Class shares in the Growth, Growth II, Focus 30 and Value Funds.  For a period of three years after the year in which the Advisor waives or reimburses expenses, the Advisor may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Advisor waived or reimbursed expenses of $3,567, $174, $19,460 and $1,001 for the Growth, Growth II, Focus 30 and Value Funds, respectively for the six months ended April 30, 2009.  These reimbursed / absorbed expenses are subject to potential recovery by year of expiration as follows:

Year of Expiration	Growth	Growth II	Focus 30	Value
October 31, 2011	$ 7,464	$137	$35,499	$1,056
October 31, 2012	3,567	174	19,460	1,001
	$11,031	$311	$54,959	$2,057

The Board of Directors has approved a Shareholder Servicing Plan for the Original Class shares of the Growth, Growth II, Focus 30, Value, Total Return

HENNESSY FUNDS                         1-800-966-4354

and Balanced Funds which was instituted to compensate the Advisor for the non-investment management services it provides to the Funds. The Plan provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Funds.

The Growth Fund, Growth II Fund, Focus 30 Fund and Value Fund have entered into agreements with various brokers, dealers and financial intermediaries in connection with the sale of shares of the Funds.  The agreements provide for periodic payments by the Funds to the brokers, dealers and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include: the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status and facilitating shareholder telephone transactions.  Fees paid by the Growth Fund, Growth II Fund, Focus 30 Fund and Value Fund to various brokers, dealers and financial intermediaries for the six months ended April 30, 2009, were $197,522, $23,094, $126,621 and $19,603, respectively.

The Total Return and Balanced Funds have adopted a plan pursuant to Rule 12b-1 which authorizes payments in connection with the distribution of the Total Return and Balanced Fund shares at an annual rate not to exceed 0.15% of each Fund’s average daily net assets. Amounts paid under the Plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners and the printing and mailing of sales literature.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the six months ended April 30, 2009, were $334,989, $37,172, $205,917, $101,357, $60,567 and $12,904 for Growth, Growth II, Focus 30, Value, Total Return and Balanced Funds, respectively.

The Henlopen Fund was the predecessor fund of the Growth II Fund. The financial highlights reported for periods before July 1, 2005, represent the activity of The Henlopen Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliated company of U.S. Bank, N.A.

6).	LINE OF CREDIT

The Growth, Growth II, Focus 30, and Value Funds have $20,000,000, $10,000,000, $20,000,000 and $20,000,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A. During the six months ended April 30, 2009, the Growth

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NOTES TO THE FINANCIAL STATEMENTS

Fund had an outstanding average daily balance and a weighted average interest rate of $68,552 and 3.44%, respectively. The maximum amount outstanding for the Growth Fund during the period was $1,511,000. During the six months ended April 30, 2009, the Growth II Fund had an outstanding average daily balance and a weighted average interest rate of $8,094 and 3.44%, respectively. The maximum amount outstanding for the Growth II Fund during the period was $303,000. During the six months ended April 30, 2009, the Focus 30 Fund had no line of credit activity. During the six months ended April 30, 2009, the Value Fund had an outstanding average daily balance and a weighted average interest rate of $834 and 3.44%.  The maximum amount outstanding for the Value Fund during the period was $108,000.

7).	FEDERAL TAX INFORMATION

The following balances for the Funds are as of October 31, 2008:

	Growth	Growth II	Focus 30
	Fund	Fund	Fund
Cost of Investments for tax purposes	$486,769,385	$60,665,177	$244,599,810
Gross tax unrealized appreciation	4,923,772	1,164,960	279,299
Gross tax unrealized depreciation	(173,521,396)	(25,419,306)	(52,025,042)
Net tax unrealized appreciation
(depreciation) on investments	(168,597,624)	(24,254,346)	(51,745,743)
Undistributed ordinary income	$—	$—	$—
Undistributed long-term capital gains	$—	$—	$—
Total Distributable earnings	$—	$—	$—
Other accumulated gains (losses)	$(115,729,363)	$(36,286,123)	$(47,979,565)
Total accumulated earnings (losses)	$(284,326,987)	$60,540,469	$(99,725,308)

	Value	Total Return	Balanced
	Fund	Fund	Fund
Cost of Investments for tax purposes	$160,236,141	$99,034,433	$14,283,892
Gross tax unrealized appreciation	3,608,046	911,006	128,916
Gross tax unrealized depreciation	(66,162,574)	(19,250,803)	(2,925,811)
Net tax unrealized appreciation
(depreciation) on investments	(62,554,528)	(18,339,797)	(2,796,895)
Undistributed ordinary income	$4,891,467	$—	$17,790
Undistributed long-term capital gains	$—	$—	$—
Total Distributable earnings	$4,891,467	$—	$17,790
Other accumulated gains (losses)	$(28,195,450)	$(34,658,579)	$(1,014,955)
Total accumulated earnings (losses)	$(85,858,611)	$(52,998,376)	$(3,794,060)

At October 31, 2008, the Growth Fund had tax basis capital losses of $115,729,363, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $376,392 expire October 31, 2008, $182,559 expire October 31, 2009, and $115,170,412 expire October 31, 2016. Additionally, the Growth Fund had no post-October loss deferrals as of October 31, 2008.

At October 31, 2008, the Growth II Fund had tax basis capital losses of $36,286,123, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $36,286,123 expire October 31, 2016.

HENNESSY FUNDS                         1-800-966-4354

Additionally, the Growth II Fund had no post-October loss deferrals as of October 31, 2008.

At October 31, 2008, the Focus 30 Fund had tax basis capital losses of $47,979,565, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $47,979,565 expire October 31, 2016. Additionally, the Focus 30 Fund had no post-October loss deferrals as of October 31, 2008.

At October 31, 2008, the Value Fund had tax basis capital losses of $28,194,859, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $27,482,264 expire October 31, 2010 and $712,595 expire October 31, 2011. Additionally, the Value Fund had no post-October loss deferrals as of October 31, 2008.

At October 31, 2008, the Total Return Fund had tax basis capital losses of $34,658,578, which may be carried over to offset future capital gains. Of such $34,658,578 expire October 31, 2009. Additionally, the Total Return Fund had no post-October loss deferrals as of October 31, 2008.

At October 31, 2008, the Balanced Fund had tax basis capital losses of $1,014,955, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $447,964 expire October 31, 2009, $447,964 expire October 31, 2010 and $119,027 expire October 31, 2016. Additionally, the Balanced Fund had no post-October loss deferrals as of October 31, 2008.

The tax character of distributions paid during 2009 and 2008 for the Funds were as follows:

	Six Months Ended
	April 30, 2009	Year Ended
Growth Fund	(Unaudited)	October 31, 2008
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	—	110,914,201
Return of capital	—	64
	$—	$110,914,265

	Six Months Ended
	April 30, 2009	Year Ended
Growth II Fund	(Unaudited)	October 31, 2008
Distributions paid from:
Ordinary income	$—	$7,021,405
Long-term capital gain	—	19,858,903
Return of capital	—	174,708
	$—	$27,055,016

	Six Months Ended
	April 30, 2009	Year Ended
Focus 30 Fund	(Unaudited)	October 31, 2008
Distributions paid from:
Ordinary income	$—	$1,697,121
Long-term capital gain	—	31,369,777
Return of capital	—	183,117
	$—	$33,250,015

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NOTES TO THE FINANCIAL STATEMENTS

	Six Months Ended
	April 30, 2009	Year Ended
Value Fund	(Unaudited)	October 31, 2008
Distributions paid from:
Ordinary income	$5,652,451	$4,859,028
Long-term capital gain	—	—
	$5,652,451	$4,859,028

	Six Months Ended
	April 30, 2009	Year Ended
Total Return Fund	(Unaudited)	October 31, 2008
Distributions paid from:
Ordinary income	$510,308	$2,008,865
Long-term capital gain	—	—
Return of capital	—	14,437
	$510,308	$2,023,302

	Six Months Ended
	April 30, 2009	Year Ended
Balanced Fund	(Unaudited)	October 31, 2008
Distributions paid from:
Ordinary income	$103,542	$353,767
Long-term capital gain	—	777,518
	$103,542	$1,131,285

8).	FEDERAL TAX DISTRIBUTION INFORMATION (Unaudited)

The Growth, Focus 30, Value, Total Return and Balanced Funds designate 16%, 67%, 100%, 100% and 91%, respectively of the dividends declared from net investment income during the year ended October 31, 2008, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended October 31, 2008, 16%, 67%, 97%, 100% and 91% of the ordinary distributions paid by the Growth, Focus 30, Value, Total Return and Balanced Funds qualify for the dividends received deduction available to corporate shareholders.

Additional Information Applicable to Foreign Shareholders Only.  For the fiscal year ended October 31, 2008, the following percentages of its ordinary income distributions paid are designated as short-term capital gain distributions under the Internal Revenue Code Section  871(k)(2)(c): Growth II Fund - 100% and Focus 30 Fund - 100%.

HENNESSY FUNDS                         1-800-966-4354

Expense Example
April 30, 2009 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses

The first set of lines of the table below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Original Class	11/1/08	4/30/09	11/1/08 – 4/30/09

Actual
Growth Fund – Original Class	$1,000.00	$ 911.40	$ 6.35
Growth II Fund – Original Class	$1,000.00	$ 949.80	$ 8.82
Focus 30 Fund – Original Class	$1,000.00	$ 940.10	$ 6.59
Value Fund – Original Class	$1,000.00	$ 962.20	$ 6.28
Total Return Fund – Original Class	$1,000.00	$ 863.10	$ 8.13
Balanced Fund – Original Class	$1,000.00	$ 923.70	$ 8.25

Hypothetical (5% return
before expenses)
Growth Fund – Original Class	$1,000.00	$1,018.15	$ 6.71
Growth II Fund – Original Class	$1,000.00	$1,016.27	$ 8.60
Focus 30 Fund – Original Class	$1,000.00	$1,018.00	$ 6.85
Value Fund – Original Class	$1,000.00	$1,018.40	$ 6.46
Total Return Fund – Original Class	$1,000.00	$1,016.07	$ 8.80
Balanced Fund – Original Class	$1,000.00	$1,016.22	$ 8.65

(1)
Expenses are equal to the Growth Fund’s expense ratio of 1.34%, the Growth II Fund’s expense ratio of 1.72%, the Focus 30 Fund’s expense ratio of 1.37%, the Value Fund’s expense ratio of 1.29%, the Total Return Fund’s expense ratio of 1.76%, and the Balanced Fund’s expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Institutional Class	11/1/08	4/30/09	11/1/08 – 4/30/09

Actual
Growth Fund – Institutional Class	$1,000.00	$ 986.40	$ 4.83
Growth II Fund – Institutional Class	$1,000.00	$ 992.65	$ 4.84
Focus 30 Fund – Institutional Class	$1,000.00	$ 990.89	$ 4.84
Value Fund – Institutional Class	$1,000.00	$ 994.19	$ 4.85

Hypothetical (5% return
before expenses)
Growth Fund – Institutional Class	$1,000.00	$1,003.10	$ 4.87
Growth II Fund – Institutional Class	$1,000.00	$1,003.10	$ 4.87
Focus 30 Fund – Institutional Class	$1,000.00	$1,003.10	$ 4.87
Value Fund – Institutional Class	$1,000.00	$1,003.10	$ 4.87

(2)
Expenses are equal to the Growth, Growth II, Focus 30 and Value Fund’s expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect the period).

HENNESSY FUNDS                         1-800-966-4354

How to Obtain a Copy of the Funds’ Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds website at www.hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. Hennessy Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Funds’ N-Q will also be available upon request by calling 1-800-966-4354.

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PROXY VOTING POLICY AND BOARD APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment
Advisory Agreements

At its meeting on March 2, 2009, the Board of Directors (the “Board”) of The Hennessy Funds, Inc. (the “Company”) and its two series, the Hennessy Balanced Fund (the “Balanced Fund”) and the Hennessy Total Return Fund (the “Total Return Fund”) (each a “Fund” or collectively the “Funds”), The Hennessy Mutual Funds, Inc. (the “Company”) and its three series, the Hennessy Cornerstone Growth Fund (the “Growth Fund”), the Hennessy Cornerstone Value Fund (the “Value Fund”), and the Hennessy Focus 30 Fund (the “Focus 30 Fund”) and The Hennessy Funds Trust (the “Company”) which includes the Hennessy Cornerstone Growth Fund, Series II (the “Growth II Fund”), Hennessy Cornerstone Large Growth Fund (the “Large Growth” Fund), and the Hennessy Select Large Value Fund (the “Select Value” Fund), (each a “Fund” or collectively the “Funds”), including the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Funds’ voted to re-approve (approve with respect to the investment advisory agreements for the Large Growth Fund and the Select Value Fund) the current investment advisory agreement (the “Advisory Agreement”) between the Funds and Hennessy Advisors, Inc. (the “Advisor”) and approve the sub-advisory agreement with Voyageur Asset Management, Inc. (the “Sub-Advisor”).  In connection with its re-approval or approval of the Advisory Agreement, the Board considered the following factors:

1)
The Advisor provides formula driven investment management for the Funds (except for the Select Value Fund).  Hennessy Advisors, Inc. holds the patent rights to the formulas used for The Cornerstone Growth, Growth II, Value, Large Growth and Focus 30 funds.  In providing investment management, Hennessy Advisors, Inc. will direct and oversee the trading of securities within and the rebalancing of the portfolios of the Funds (except for the Select Value Fund).

2)	The Advisor oversees the performance of the Sub-Advisor and pays the sub-advisory fee.

3)	The Advisor pays for the services to retain the Funds’ Chief Compliance Officer and will make all reasonable efforts to insure that the Funds are in compliance with the securities laws.

4)
The Advisor provides responsive customer and shareholder servicing which consists of providing a call center to respond to shareholder inquiries, including specific mutual fund account information.  Shareholders can contact Hennessy Advisors, Inc., directly during office hours.  The firm endeavors to answer all calls in-person within two rings of the telephone.

5)
The Advisor oversees distribution of the Funds through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade and Pershing. Hennessy Advisors participates in “no transaction fee” (“NTF”) programs with these companies, which allows customers to purchase the Hennessy Funds

HENNESSY FUNDS                         1-800-966-4354

through third party distribution channels without paying a transaction fee. Hennessy Advisors compensates these third party distributors under a pre-determined contractual agreement.

6)	The Advisor oversees those third party service providers that support the Funds in providing fund accounting, fund administration, fund distribution, transfer agency and custodial services.

7)	The Sub-Advisor provides investment services to the Select Value Fund and oversees the trading of securities for the Select Value Fund.

The Board also: (i) compared the performance of each Fund (other than the Large Growth Fund where the performance of the investment formula was reviewed) to benchmark indices over various periods of time and concluded that the performance of each Fund warranted the continuation or approval of the Advisory Agreement; (ii) compared the expense ratios of funds similar in asset size and investment objective to each of the Funds and concluded the actual or projected expenses of each Fund were reasonable and warranted continuation of the Advisory Agreement; (iii) considered the fees charged by Hennessy Advisors, Inc. to those of funds similar in asset size and investment objective to each of the Funds and concluded the advisory fees of each Fund were reasonable and warranted continuation or approval of the Advisory Agreement; (iv) considered the profitability or projected profitability of Hennessy Advisors, Inc. with respect to each Fund and the projected profitability of the Sub-Advisor with respect to the Select Value Fund and concluded the profits were reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases; (v) considered the high level of professionalism and knowledge, along with an extremely low level of turnover, of the employees of the Advisor; and (vi) considered that Neil Hennessy was named one of the top 100 portfolio managers in the nation during each of the previous six years by Barron’s.

The Board then discussed economies of scale and breakpoints and determined that the Funds managed by Hennessy Advisors, Inc. have not yet grown in size, nor has their marketplace demonstrated significantly rapid potential growth to any extent that would warrant the use of breakpoints.  The Funds have, in fact, had their assets under management greatly diminish during 2008.  In reaching this conclusion the Board took into consideration the profitability of Hennessy Advisors, Inc. and the advisory fees of comparable mutual funds.

The Board reviewed the Funds’ expense ratios and comparable expense ratios for funds like the eight funds being considered for contract approval/renewal by Hennessy Advisors, Inc.  The Board used data from Lipper as presented in the charts in the Board Materials showing funds similar in nature to the Hennessy Funds (Mid-Cap Blend, Small Cap Blend, etc.).  The Board determined that the expense ratios of The Funds fall within the range of the ratios of other funds in their classification. (Please see Lipper charts provided in the Board Materials).  The Board also referenced the Advisor’s Form ADV and copies of the current Investment Advisory Agreements.  All of the factors above were considered separately by the non-interested Directors in an executive session during which management of the Advisor was not present.  The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to

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BOARD APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

approve the continuation or approval of the Advisory Agreements.  The Board was also assisted in its review, consideration and discussion of the Advisory Agreements by legal counsel, who had prepared a summary of the Board’s legal obligations.  Based on the factors discussed above, the Board, including all Independent Directors, recommended continuation or approval of the Advisory Agreements.

HENNESSY FUNDS                         1-800-966-4354

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HENNESSY FUNDS                         1-800-966-4354

For information, questions
or assistance, please call
The Hennessy Funds

1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR	TRUSTEES
Hennessy Advisors, Inc.	Neil J. Hennessy
7250 Redwood Blvd., Suite 200	Robert T. Doyle
Novato, California 94945	J. Dennis DeSousa
Gerald P. Richardson
ADMINISTRATOR, TRANSFER
AGENT, DIVIDEND PAYING	COUNSEL
AGENT & SHAREHOLDER	Foley & Lardner LLP
SERVICING AGENT	777 East Wisconsin Avenue
U.S. Bancorp Fund Services, LLC	Milwaukee, Wisconsin 53202-5306
P.O. Box 701
Milwaukee, Wisconsin 53201-0701	INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
CUSTODIAN	KPMG LLP
U.S. Bank N.A.	303 East Wacker Drive
Custody Operations	Chicago, Illinois 60601
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212	DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer]and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Mutual Funds, Inc.

By (Signature and Title)*        /s/Neil J. Hennessy
Neil J. Hennessy, Principal Executive Officer

Date  July 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Neil J. Hennessy
Neil J. Hennessy, Principal Executive Officer

Date  July 9, 2009

By (Signature and Title)*        /s/Teresa M. Nilsen
Teresa M. Nilsen, Treasurer

Date  July 9, 2009